UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04797
                                                     ---------

                   OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                      Date of reporting period: 04/30/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.6%
--------------------------------------------------------------------------------
Insurance                                                                   7.9
--------------------------------------------------------------------------------
Aerospace & Defense                                                         7.7
--------------------------------------------------------------------------------
Oil & Gas                                                                   5.8
--------------------------------------------------------------------------------
Media                                                                       5.7
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          5.3
--------------------------------------------------------------------------------
Pharmaceuticals                                                             5.1
--------------------------------------------------------------------------------
Health Care Providers & Services                                            4.4
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 4.2
--------------------------------------------------------------------------------
Specialty Retail                                                            3.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        4.5%
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             4.1
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                           3.0
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                        2.9
--------------------------------------------------------------------------------
Roche Holding AG                                                            2.8
--------------------------------------------------------------------------------
ConocoPhillips                                                              2.8
--------------------------------------------------------------------------------
Jabil Circuit, Inc.                                                         2.7
--------------------------------------------------------------------------------
Centex Corp.                                                                2.6
--------------------------------------------------------------------------------
FMC Technologies, Inc.                                                      2.5
--------------------------------------------------------------------------------
Duke Energy Corp.                                                           2.5

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com

--------------------------------------------------------------------------------


                 9 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                    24.8%
Industrials                   13.8
Information Technology        13.5
Consumer Discretionary        13.2
Health Care                   12.7
Energy                        10.0
Utilities                      5.4
Telecommunication Services     4.2
Materials                      1.4
Consumer Staples               1.0

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2007, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                 10 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM OR BY CALLING US AT 1.800.525.7048. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A (formerly Capital shares) of the Fund were first publicly offered on 2/13/87. Unless otherwise noted, Class A shares total returns reflect the historical performance of the Class A shares of the Fund as adjusted for the fees and expenses of Class A shares in effect as of 3/3/97 (without giving effect to any fee waivers). Unless otherwise noted, average annual total returns for Class A shares includes the current 5.75% maximum initial sales charge. Class A shares are subject to a maximum annual 0.25% asset-based sales charge currently. The asset-based sales charge is subject to a voluntary waiver of a portion or all of the charge as described in the Prospectus, and the Board of Directors has set the rate at zero.

CLASS B shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to a maximum annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                 11 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 12 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 13 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (11/1/06)     (4/30/07)     APRIL 30, 2007
----------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $ 1,071.80    $  6.75
----------------------------------------------------------------------------
Class A Hypothetical               1,000.00      1,018.30       6.58
----------------------------------------------------------------------------
Class B Actual                     1,000.00      1,067.40      11.23
----------------------------------------------------------------------------
Class B Hypothetical               1,000.00      1,013.98      10.94
----------------------------------------------------------------------------
Class C Actual                     1,000.00      1,067.20      11.13
----------------------------------------------------------------------------
Class C Hypothetical               1,000.00      1,014.08      10.84
----------------------------------------------------------------------------
Class N Actual                     1,000.00      1,069.50       8.97
----------------------------------------------------------------------------
Class N Hypothetical               1,000.00      1,016.17       8.74

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.31%
-----------------------------
Class B             2.18
-----------------------------
Class C             2.16
-----------------------------
Class N             1.74

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 14 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  April 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.2%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Cheesecake Factory, Inc. (The) 1                      179,300   $     4,948,680
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Centex Corp.                                          300,100        13,435,477
--------------------------------------------------------------------------------
MEDIA--5.7%
Lamar Advertising Co., Cl. A                          120,300         7,258,902
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                   108,221        11,331,821
--------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR                          146,600        10,886,516
                                                                ----------------
                                                                     29,477,239

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
Chico's FAS, Inc. 1                                   202,400         5,335,264
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                  544,100        15,174,949
                                                                ----------------
                                                                     20,510,213

--------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Smithfield Foods, Inc. 1                              168,000         5,135,760
--------------------------------------------------------------------------------
ENERGY--10.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.2%
FMC Technologies, Inc. 1                              185,100        13,119,888
--------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                  51,500         2,654,310
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                         70,200         5,956,470
                                                                ----------------
                                                                     21,730,668

--------------------------------------------------------------------------------
OIL & GAS--5.8%
ConocoPhillips                                        209,400        14,521,890
--------------------------------------------------------------------------------
Hess Corp.                                            162,200         9,204,850
--------------------------------------------------------------------------------
Range Resources Corp.                                 174,800         6,388,940
                                                                ----------------
                                                                     30,115,680

--------------------------------------------------------------------------------
FINANCIALS--24.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.1%
Bank of New York Co., Inc. (The)                      281,200        11,382,976

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Merrill Lynch & Co., Inc.                              54,300   $     4,899,489
                                                                ----------------
                                                                     16,282,465

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.9%
Prosperity Bancshares, Inc.                            77,500         2,688,475
--------------------------------------------------------------------------------
Zions Bancorp                                         154,000        12,597,200
                                                                ----------------
                                                                     15,285,675

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.6%
Citigroup, Inc.                                       396,300        21,249,606
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  453,300        23,616,930
                                                                ----------------
                                                                     44,866,536

--------------------------------------------------------------------------------
INSURANCE--7.9%
Everest Re Group Ltd.                                 121,000        12,177,440
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)         114,500        11,587,400
--------------------------------------------------------------------------------
OneBeacon Insurance Group Ltd.                        196,100         4,775,035
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                           134,100         7,261,515
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                        104,000         4,950,400
                                                                ----------------
                                                                     40,751,790

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.2%
AMB Property Corp.                                     90,700         5,524,537
--------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                     125,600         5,708,520
                                                                ----------------
                                                                     11,233,057

--------------------------------------------------------------------------------
HEALTH CARE--12.7%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Beckman Coulter, Inc.                                  87,700         5,508,437
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
DaVita, Inc. 1                                         96,500         5,269,865
--------------------------------------------------------------------------------
Health Net, Inc. 1                                    188,500        10,190,310
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      93,300         7,367,901
                                                                ----------------
                                                                     22,828,076


                 15 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.1%
Invitrogen Corp. 1                                    165,400   $    10,828,738
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.1%
Abbott Laboratories                                   211,900        11,997,778
--------------------------------------------------------------------------------
Roche Holding AG                                       76,900        14,529,977
                                                                ----------------
                                                                     26,527,755

--------------------------------------------------------------------------------
INDUSTRIALS--13.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.7%
Boeing Co.                                            113,700        10,574,100
--------------------------------------------------------------------------------
DRS Technologies, Inc.                                144,600         7,274,826
--------------------------------------------------------------------------------
Goodrich Corp.                                        123,400         7,014,056
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                     170,400        15,324,072
                                                                ----------------
                                                                     40,187,054

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.0%
UTi Worldwide, Inc.                                   223,000         5,233,810
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
ChoicePoint, Inc. 1                                   146,800         5,573,996
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
General Electric Co.                                  196,800         7,254,048
--------------------------------------------------------------------------------
MACHINERY--2.6%
Joy Global, Inc.                                      157,000         7,948,910
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    98,400         5,504,496
                                                                ----------------
                                                                     13,453,406

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.4%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.0%
EMC Corp. 1                                           705,000        10,701,900
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.3%
Amphenol Corp., Cl. A                                 209,400         7,352,034
--------------------------------------------------------------------------------
CDW Corp.                                              83,100         5,984,031
--------------------------------------------------------------------------------
Jabil Circuit, Inc.                                   602,100        14,028,930
                                                                ----------------
                                                                    27,364,995

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--1.2%
CACI International, Inc., Cl. A 1                     139,400   $     6,374,762
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--2.2%
Zebra Technologies Corp., Cl. A 1                     284,200        11,308,318
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.7%
KLA-Tencor Corp.                                      160,800         8,932,440
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR      486,544         5,128,174
                                                                ----------------
                                                                     14,060,614

--------------------------------------------------------------------------------
MATERIALS--1.4%
--------------------------------------------------------------------------------
CHEMICALS--1.4%
Cytec Industries, Inc.                                135,300         7,427,970
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Windstream Corp.                                      375,602         5,491,301
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.2%
Alltel Corp.                                           72,700         4,557,563
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                   39,000         2,993,250
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                   445,000         8,913,350
                                                                ----------------
                                                                     16,464,163

--------------------------------------------------------------------------------
UTILITIES--5.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.5%
Duke Energy Corp.                                     629,300        12,913,236
--------------------------------------------------------------------------------
Southern Co.                                          142,300         5,377,517
                                                                ----------------
                                                                     18,290,753

--------------------------------------------------------------------------------
ENERGY TRADERS--1.0%
Constellation Energy Group, Inc.                       57,500         5,124,400
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
SCANA Corp.                                           111,000         4,831,830
                                                                ----------------
Total Common Stocks
(Cost $447,450,966)                                                 518,609,566


                 16 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
SHORT-TERM NOTES--0.3%
--------------------------------------------------------------------------------
Federal Home Loan Bank, 5.06%, 5/1/07
(Cost $1,400,000)                                $  1,400,000   $     1,400,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $448,850,966)         100.1%      520,009,566
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.1)         (594,850)
                                                 -------------------------------
NET ASSETS                                              100.0%  $   519,414,716
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 17 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2007
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value (cost $448,850,966)--see accompanying statement of investments         $ 520,009,566
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               154,889
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                       607,585
Interest and dividends                                                                             214,733
Other                                                                                               62,009
                                                                                             --------------
Total assets                                                                                   521,048,782

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                                 1,286,652
Distribution and service plan fees                                                                 105,080
Transfer and shareholder servicing agent fees                                                       90,330
Directors' compensation                                                                             71,918
Shareholder communications                                                                          64,926
Other                                                                                               15,160
                                                                                             --------------
Total liabilities                                                                                1,634,066

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 519,414,716
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                         $       1,849
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     416,189,040
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  517,940
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                  31,544,710
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                               71,161,177
                                                                                             --------------
NET ASSETS                                                                                   $ 519,414,716
                                                                                             ==============


                 18 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $368,132,488 and 12,702,330 shares of capital stock outstanding)                    $ 28.98
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                        $ 30.75
-----------------------------------------------------------------------------------------------

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $74,788,286 and
2,896,828 shares of capital stock outstanding)                                         $ 25.82
-----------------------------------------------------------------------------------------------

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $57,240,703 and
2,213,061 shares of capital stock outstanding)                                         $ 25.86
-----------------------------------------------------------------------------------------------

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,253,239 and
680,749 shares of capital stock outstanding)                                           $ 28.28

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 19 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2007
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $31,957)                    $  4,252,294
----------------------------------------------------------------------------------------
Interest                                                                        312,659
                                                                           -------------
Total investment income                                                       4,564,953

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               2,162,141
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         446,842
Class B                                                                         377,102
Class C                                                                         277,746
Class N                                                                          48,254
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         310,724
Class B                                                                         102,069
Class C                                                                          72,062
Class N                                                                          56,278
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          45,325
Class B                                                                          17,424
Class C                                                                           9,269
Class N                                                                           1,539
----------------------------------------------------------------------------------------
Directors' compensation                                                          15,542
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       3,489
----------------------------------------------------------------------------------------
Administration service fees                                                         750
----------------------------------------------------------------------------------------
Other                                                                            56,124
                                                                           -------------
Total expenses                                                                4,002,680
Less reduction to custodian expenses                                             (1,559)
Less waivers and reimbursements of expenses                                     (22,009)
                                                                           -------------
Net expenses                                                                  3,979,112

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           585,841

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                  31,728,119
Foreign currency transactions                                                    10,028
                                                                           -------------
Net realized gain                                                            31,738,147
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   2,883,564
Translation of assets and liabilities denominated in foreign currencies         370,461
                                                                           -------------
Net change in unrealized appreciation                                         3,254,025

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 35,578,013
                                                                           =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 20 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS            YEAR
                                                                                            ENDED           ENDED
                                                                                   APRIL 30, 2007     OCTOBER 31,
                                                                                      (UNAUDITED)            2006
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $      585,841   $     428,999
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      31,738,147      45,675,662
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   3,254,025      37,078,653
                                                                                   -------------------------------
Net increase in net assets resulting from operations                                   35,578,013      83,183,314

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                  (455,828)             --
Class B                                                                                        --              --
Class C                                                                                        --              --
Class N                                                                                        --              --
                                                                                   -------------------------------
                                                                                         (455,828)             --
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               (27,989,675)    (35,134,229)
Class B                                                                                (6,129,518)     (8,357,741)
Class C                                                                                (4,420,960)     (5,324,375)
Class N                                                                                (1,429,839)     (1,754,083)
                                                                                   -------------------------------
                                                                                      (39,969,992)    (50,570,428)

------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                               (11,586,997)     18,026,045
Class B                                                                                  (611,877)     (1,297,118)
Class C                                                                                 3,026,679       5,624,017
Class N                                                                                   356,117       1,395,263
                                                                                   -------------------------------
                                                                                       (8,816,078)     23,748,207

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                             (13,663,885)     56,361,093
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   533,078,601     476,717,508
                                                                                   -------------------------------
End of period (including accumulated net investment income of $517,940 and
$387,927, respectively)                                                            $  519,414,716   $ 533,078,601
                                                                                   ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 21 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                              YEAR
                                                          ENDED                                                             ENDED
                                                 APRIL 30, 2007                                                          OCT. 31,
CLASS A                                             (UNAUDITED)         2006         2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   29.15    $   27.34    $   26.89     $   23.71    $   19.07    $   20.91
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .07 1        .09 1       (.05) 1       (.10)        (.09)        (.13)
Net realized and unrealized gain (loss)                    1.92         4.61         2.58          3.45         4.73        (1.25)
                                                      -----------------------------------------------------------------------------
Total from investment operations                           1.99         4.70         2.53          3.35         4.64        (1.38)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                       (.03)          --           --            --           --           --
Distributions from net realized gain                      (2.13)       (2.89)       (2.08)         (.17)          --         (.46)
                                                      -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (2.16)       (2.89)       (2.08)         (.17)          --         (.46)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                        $   28.98    $   29.15    $   27.34     $   26.89    $   23.71    $   19.07
                                                      =============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         7.18%       18.43%        9.80%        14.22%       24.33%       (6.90)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 368,133    $ 382,512    $ 339,703     $ 252,661    $ 193,955    $ 150,161
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 368,313    $ 369,074    $ 309,617     $ 225,711    $ 165,906    $ 164,479
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                               0.47%        0.32%       (0.19)%       (0.37)%      (0.43)%      (0.61)%
Total expenses                                             1.31%        1.29%        1.34%         1.40%        1.56%        1.71%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                      1.31%        1.28%        1.34%         1.40%        1.56%        1.71%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      41%          56%          89%           61%          74%          75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 22 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                                     SIX MONTHS                                                              YEAR
                                                          ENDED                                                             ENDED
                                                 APRIL 30, 2007                                                          OCT. 31,
CLASS B                                             (UNAUDITED)        2006          2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  26.27     $ 25.11     $   25.07     $   22.31    $   18.09    $   19.99
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.05) 1     (.14) 1       (.28) 1       (.29)        (.22)        (.19)
Net realized and unrealized gain (loss)                    1.73        4.19          2.40          3.22         4.44        (1.25)
                                                       ----------------------------------------------------------------------------
Total from investment operations                           1.68        4.05          2.12          2.93         4.22        (1.44)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                         --          --            --            --           --           --
Distributions from net realized gain                      (2.13)      (2.89)        (2.08)         (.17)          --         (.46)
                                                       ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (2.13)      (2.89)        (2.08)         (.17)          --         (.46)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  25.82     $ 26.27     $   25.11     $   25.07    $   22.31    $   18.09
                                                       ============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         6.74%      17.37%         8.81%        13.22%       23.33%       (7.53)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 74,788     $76,583     $  74,004     $  64,069    $  55,449    $  42,010
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 76,104     $76,606     $  73,417     $  60,460    $  46,785    $  42,900
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.41)%     (0.58)%       (1.10)%       (1.26)%      (1.23)%      (1.30)%
Total expenses                                             2.18%       2.19%         2.25%         2.30%        2.43%        2.41%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                      2.18%       2.19%         2.25%         2.30%        2.36%        2.41%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      41%         56%           89%           61%          74%          75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 23 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                              YEAR
                                                          ENDED                                                             ENDED
                                                 APRIL 30, 2007                                                          OCT. 31,
CLASS C                                             (UNAUDITED)         2006         2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  26.31     $  25.14     $  25.10     $   22.34    $   18.11    $   20.01
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.05) 1      (.14) 1      (.27) 1       (.29)        (.14)        (.13)
Net realized and unrealized gain (loss)                    1.73         4.20         2.39          3.22         4.37        (1.31)
                                                       ----------------------------------------------------------------------------
Total from investment operations                           1.68         4.06         2.12          2.93         4.23        (1.44)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                         --           --           --            --           --           --
Distributions from net realized gain                      (2.13)       (2.89)       (2.08)         (.17)          --         (.46)
                                                       ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (2.13)       (2.89)       (2.08)         (.17)          --         (.46)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  25.86     $  26.31     $  25.14     $   25.10    $   22.34    $   18.11
                                                       ============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         6.72%       17.39%        8.80%        13.20%       23.36%       (7.52)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 57,241     $ 54,971     $ 46,560     $  34,414    $  30,510    $  16,979
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 56,056     $ 51,822     $ 42,635     $  32,051    $  20,901    $  15,323
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.39)%      (0.57)%      (1.09)%       (1.26)%      (1.24)%      (1.30)%
Total expenses                                             2.16%        2.17%        2.24%         2.31%        2.43%        2.41%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                      2.16%        2.17%        2.24%         2.31%        2.36%        2.41%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      41%          56%          89%           61%          74%          75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 24 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                               APRIL 30, 2007                                                            OCT. 31,
CLASS N                                           (UNAUDITED)           2006         2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  28.52      $   26.91     $  26.61     $   23.56    $   19.00    $   20.88
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               -- 1,2       (.03) 1      (.16) 1       (.19)        (.15)        (.17)
Net realized and unrealized gain (loss)                  1.89           4.53         2.54          3.41         4.71        (1.25)
                                                     ------------------------------------------------------------------------------
Total from investment operations                         1.89           4.50         2.38          3.22         4.56        (1.42)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                       --             --           --            --           --           --
Distributions from net realized gain                    (2.13)         (2.89)       (2.08)         (.17)          --         (.46)
                                                     ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (2.13)         (2.89)       (2.08)         (.17)          --         (.46)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $  28.28      $   28.52     $  26.91     $   26.61    $   23.56    $   19.00
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       6.95%         17.93%        9.31%        13.75%       24.00%       (7.10)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 19,253      $  19,013     $ 16,451     $  10,554    $   6,408    $   2,983
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 19,467      $  17,985     $ 13,849     $   8,724    $   4,218    $   1,475
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                      0.02%         (0.12)%      (0.61)%       (0.78)%      (0.75)%      (0.88)%
Total expenses                                           1.97%          1.90%        2.08%         2.20%        1.97%        1.87%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                    1.74%          1.72%        1.76%         1.81%        1.87%        1.87%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    41%            56%          89%           61%          74%          75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 25 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Capital Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a subadvisory agreement with Oppenheimer Capital LLC.

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange


                 26 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                 27 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2007, the Fund's projected benefit obligations were increased by $9,212 and payments of $2,203 were made to retired directors, resulting in an accumulated liability of $65,947 as of April 30, 2007.

      The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder


                 28 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized one billion shares of $0.0001 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                               SIX MONTHS ENDED APRIL 30, 2007     YEAR ENDED OCTOBER 31, 2006
                                       SHARES           AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                                1,259,482    $  35,826,455     3,428,582    $   94,959,032
Dividends and/or
distributions reinvested              936,594       25,924,915     1,216,605        31,765,567
Redeemed                           (2,617,267)     (73,338,367)   (3,947,226)     (108,698,554)
                                   ------------------------------------------------------------
Net increase (decrease)              (421,191)   $ (11,586,997)      697,961    $   18,026,045
                                   ============================================================


                 29 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK Continued

                               SIX MONTHS ENDED APRIL 30, 2007     YEAR ENDED OCTOBER 31, 2006
                                       SHARES           AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS B
Sold                                  246,810    $   6,272,563       662,085    $   16,582,767
Dividends and/or
distributions reinvested              236,422        5,849,087       332,565         7,888,450
Redeemed                             (501,744)     (12,733,527)   (1,026,360)      (25,768,335)
                                     ----------------------------------------------------------
Net decrease                          (18,512)   $    (611,877)      (31,710)   $   (1,297,118)
                                     ==========================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                                  245,506    $   6,259,489       534,433    $   13,374,856
Dividends and/or
distributions reinvested              159,042        3,941,061       203,472         4,832,457
Redeemed                             (281,061)      (7,173,871)     (500,237)      (12,583,296)
                                     ----------------------------------------------------------
Net increase                          123,487    $   3,026,679       237,668    $    5,624,017
                                     ==========================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                                   89,286    $   2,470,720       185,780    $    5,032,410
Dividends and/or
distributions reinvested               50,259        1,360,013        64,913         1,664,380
Redeemed                             (125,461)      (3,474,616)     (195,260)       (5,301,527)
                                     ----------------------------------------------------------
Net increase                           14,084    $     356,117        55,433    $    1,395,263
                                     ==========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2007, were as follows:

                                    PURCHASES            SALES
--------------------------------------------------------------
Investment securities          $  209,135,338    $ 251,987,609

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $400 million          0.85%
                       Next $400 million           0.80
                       Next $400 million           0.75
                       Next $400 million           0.65
                       Next $400 million           0.60
                       Over $2.0 billion           0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                 30 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Oppenheimer Capital LLC (the "Sub-Advisor") to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of February 28, 1997, and remaining 120 days later, plus 30% of the fee collected by the Manager on assets in excess of that amount. In each case the fee is calculated after any waivers of the Manager's fee from the Fund. For the six months ended April 30, 2007, the Manager paid $802,499 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2007, the Fund paid $523,190 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $443,337, $639,223 and $264,852, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                 31 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
April 30, 2007      $  118,580      $       87      $   55,616      $    1,873      $      260

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended April 30, 2007, OFS waived $22,009 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of April 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48


                 32 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of April 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
7. SPECIAL MEETING OF SHAREHOLDERS

A special meeting of shareholders has been called for June 29, 2007, at which shareholders who owned shares of the Fund on April 10, 2007 will be entitled to vote on a proposal to change the Fund's investment objective from "The Fund seeks capital appreciation" to "The Fund seeks total return." The proposed new investment objective is part of a series of changes by which the Fund would pursue an equity income investment strategy with dividends being an important investment criterion. In addition, if shareholders approve the proposed change to the Fund's investment objective, the Fund's advisory fee schedule would be revised, resulting in a lower advisory fee rate paid by the Fund, the name of the Fund would change to "Oppenheimer Equity Income Fund, Inc.", and the Manager would assume responsibility for the management of the Fund's portfolio and, consequently, Oppenheimer Capital LLC would be discharged as the Fund's sub-advisor.


                 33 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 34 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's advisory and sub-advisory agreements (the "Agreements"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and Oppenheimer Capital LLC (the "Sub-Advisor") provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's and Sub-Advisor's services, (ii) the investment performance of the Fund, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates and the Sub-Advisor, including an analysis of the cost of providing services by the Manager and its affiliates, (v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager and Sub-Advisor from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager and the Sub-Advisor.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund by the Manager, the Sub-Advisor and their affiliates and information regarding the personnel that provide such services. The Manager's and Sub-Advisor's duties include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager and Sub-Advisor also provide the Fund with office space, facilities and equipment. The Sub-Advisor provides the Fund with the services of the portfolio manager and the Sub-Advisor's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments, and securities trading services.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's and Sub-Advisor's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of


                 35 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's and Sub-Advisor's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's and Sub-Advisor's personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided by the Sub-Advisor, the Board considered the experience of Louis P. Goldstein and the Sub-Advisor's investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreements as a result of the Manager's and Sub-Advisor's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE FUND. During the year, the Manager provided information on the investment performance of the Fund at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load multi-cap value funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year and five-year performance were better than its peer group median. However its ten-year performance was below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other multi-cap value funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees, actual management fees, and actual total expenses are higher than its peer group median. The Board noted that the Manager, not the Fund, pays the Sub-Advisor's fee under the sub-advisory agreement.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in


                 36 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER AND SUB-ADVISOR. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the fee paid to the Sub-Advisor, the costs associated with the other personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager and the Sub-Advisor must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager and the Sub-Advisor, the Board considered information regarding the direct and indirect benefits the Manager and the Sub-Advisor receive as a result of their relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager and Sub-Advisor in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager and the Sub-Advisor within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager and the Sub-Advisor are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and Sub-Advisor and their affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreements for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.


                 37 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

    The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

    (a) (1) Not applicable to semiannual reports.

         2) Exhibits attached hereto.

        (3) Not applicable.

    (b) Exhibit attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Capital Value Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/12/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/12/2007